First Trust Multi-Manager Large Growth ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
First Trust Multi-Manager Large Growth ETF | First Trust Multi-Manager Large Growth ETF
Prospectus [Line Items]
Annual Return [Percent]	26.05%	45.13%	(39.18%)	13.30%